Related Parties Disclosures - Schedule of Related Party Transactions (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Related Party Transactions [Line Items]
Selling and administrative expenses charged from related parties	RM 5,803,205	$ 1,421,031	RM 3,250,981
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Payments made on behalf by director	271,361	66,477	9,858
Selling and administrative expenses charged from related parties	RM 10,368	$ 2,538